Annual Fund Operating Expenses - Harbor Core Bond Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.37%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.51%
Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.45%	[1]

[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.37% and 0.45% for the Retirement Class and Institutional Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.